Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidated Statements of Operations and Comprehensive Loss

Condensed Consolidated Statements of Operations and Comprehensive Loss For the year ended December 31, 2019
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$361,232	$92,576	$106,528	$(745)	$559,591
Costs and expenses:
Cost of materials (exclusive of depreciation)	257,387	73,347	88,817	(745)	418,806
Warehouse, processing and delivery expense	59,569	11,152	6,846	—	77,567
Sales, general and administrative expense	53,467	4,782	6,308	—	64,557
Depreciation expense	7,128	982	649	—	8,759
Total costs and expenses	377,551	90,263	102,620	(745)	569,689
Operating (loss) income	(16,319)	2,313	3,908	—	(10,098)
Interest expense, net	38,792	1,076	34	—	39,902
Other income, net	(6,085)	(1,173)	672	—	(6,586)
(Loss) income before income taxes	(49,026)	2,410	3,202	—	(43,414)
Income tax (benefit) expense	(5,894)	236	759	—	(4,899)
Equity in earnings of subsidiaries	(4,617)	—	—	4,617	—
Net (loss) income	$(38,515)	$2,174	$2,443	$(4,617)	$(38,515)

Comprehensive (loss) income	$(37,541)	$1,075	$2,434	$(3,509)	$(37,541)

Condensed Consolidated Statements of Operations and Comprehensive Loss For the year ended December 31, 2018
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Net sales	$379,213	$109,922	$92,934	$(99)	$581,970
Costs and expenses:
Cost of materials (exclusive of depreciation)	274,037	84,970	78,144	(99)	437,052
Warehouse, processing and delivery expense	63,660	12,807	7,168	—	83,635
Sales, general and administrative expense	58,352	4,762	5,819	—	68,933
Depreciation expense	7,462	922	698	—	9,082
Total costs and expenses	403,511	103,461	91,829	(99)	598,702
Operating (loss) income	(24,298)	6,461	1,105	—	(16,732)
Interest expense, net	31,787	1,061	324	—	33,172
Other income, net	(7,894)	1,970	(2,056)	—	(7,980)
(Loss) income before income taxes	(48,191)	3,430	2,837	—	(41,924)
Income tax (benefit) expense	(6,714)	1,593	342	—	(4,779)
Equity in earnings of subsidiaries	(4,332)	—	—	4,332	—
Net (loss) income	$(37,145)	$1,837	$2,495	$(4,332)	$(37,145)

Comprehensive (loss) income	$(48,824)	$2,082	$(242)	$(1,840)	$(48,824)

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet As of December 31, 2019
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$1,000	$2,295	$3,138	$—	$6,433
Accounts receivable, less allowance for doubtful accounts	43,321	16,147	15,229	—	74,697
Inventories	95,252	26,154	23,005	—	144,411
Prepaid expenses and other current assets	4,074	4,190	3,399	—	11,663
Total current assets	143,647	48,786	44,771	—	237,204
Goodwill and intangible assets	8,176	—	—	—	8,176
Operating right-of-use assets	18,825	6,259	4,339	—	29,423
Other non-current assets	8,362	234	(512)	—	8,084
Investment in subsidiaries	95,599	—	—	(95,599)	—
Receivables from affiliates	60,388	60,547	8,551	(129,486)	—
Property, plant and equipment, net	38,483	5,741	3,215	—	47,439
Total assets	$373,480	$121,567	$60,364	$(225,085)	$330,326
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$32,280	$5,800	$3,665	$—	$41,745
Other current liabilities	12,615	4,231	2,048	—	18,894
Short-term borrowings	—	—	2,888	—	2,888
Total current liabilities	44,895	10,031	8,601	—	63,527
Long-term debt, less current portion	263,523	—	—	—	263,523
Payables due to affiliates	69,098	48,174	12,214	(129,486)	—
Deferred income taxes	3,637	—	138	—	3,775
Non-current operating lease liabilities	15,590	3,894	3,276	—	22,760
Other non-current liabilities	17,807	—	4	—	17,811
Stockholders’ (deficit) equity	(41,070)	59,468	36,131	(95,599)	(41,070)
Total liabilities and stockholders’ (deficit) equity	$373,480	$121,567	$60,364	$(225,085)	$330,326

Condensed Consolidating Balance Sheet As of December 31, 2018
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$3,079	$4,030	$1,559	$—	$8,668
Accounts receivable, less allowance for doubtful accounts	44,327	18,754	16,676	—	79,757
Receivables from affiliates	7	—	—	(7)	—
Inventories	104,882	28,191	27,613	—	160,686
Prepaid expenses and other current assets	6,263	6,205	3,144	—	15,612
Total current assets	158,558	57,180	48,992	(7)	264,723
Goodwill and intangible assets	8,176	—	—	—	8,176
Other non-current assets	3,789	188	316	—	4,293
Investment in subsidiaries	92,065	—	—	(92,065)	—
Receivables from affiliates	68,169	60,547	4,954	(133,670)	—
Property, plant and equipment, net	43,698	6,128	3,374	—	53,200
Total assets	$374,455	$124,043	$57,636	$(225,742)	$330,392
Liabilities and Stockholders’ (Deficit) Equity
Current liabilities:
Accounts payable	$31,802	$6,014	$4,903	$—	$42,719
Payables due to affiliates	—	7	—	(7)	—
Other current liabilities	13,484	4,171	684	—	18,339
Short-term borrowings	—	—	5,498	—	5,498
Total current liabilities	45,286	10,192	11,085	(7)	66,556
Long-term debt, less current portion	245,966	—	—	—	245,966
Payables due to affiliates	65,502	55,412	12,756	(133,670)	—
Deferred income taxes	7,421	—	119	—	7,540
Other non-current liabilities	19,641	44	6	—	19,691
Stockholders’ (deficit) equity	(9,361)	58,395	33,670	(92,065)	(9,361)
Total liabilities and stockholders’ (deficit) equity	$374,455	$124,043	$57,636	$(225,742)	$330,392

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows For the year ended December 31, 2019
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(38,515)	$2,174	$2,443	$(4,617)	$(38,515)
Equity in earnings of subsidiaries	(4,617)	—	—	4,617	—
Adjustments to reconcile net (loss) income to net cash from (used in) operating activities	38,892	4,113	6,334	—	49,339
Net cash from (used in) operating activities	(4,240)	6,287	8,777	—	10,824
Investing activities:
Capital expenditures	(2,154)	(1,337)	(530)	—	(4,021)
Proceeds from sale of property, plant and equipment	8	434	—	—	442
Net advances to subsidiaries	11,377	—	—	(11,377)	—
Net cash used in investing activities	9,231	(903)	(530)	(11,377)	(3,579)
Financing activities:
Proceeds from long-term debt including credit facilities	3,500	—	—	—	3,500
Repayments of long-term debt including credit facilities	(9,988)	—	—	—	(9,988)
Net intercompany (repayments) borrowings	—	(7,238)	(4,139)	11,377	—
Other financing	(582)	—	(2,490)	—	(3,072)
Net cash (used in) from financing activities	(7,070)	(7,238)	(6,629)	11,377	(9,560)
Effect of exchange rate changes on cash and cash equivalents	—	119	(39)	—	80
Net change in cash and cash equivalents	(2,079)	(1,735)	1,579	—	(2,235)
Cash and cash equivalents—beginning of year	3,079	4,030	1,559	—	8,668
Cash and cash equivalents—end of year	$1,000	$2,295	$3,138	$—	$6,433

Condensed Consolidating Statement of Cash Flows For the year ended December 31, 2018
	Parent	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating activities:
Net (loss) income	$(37,145)	$1,837	$2,495	$(4,332)	$(37,145)
Equity in earnings of subsidiaries	(4,332)	—	—	4,332	—
Adjustments to reconcile net (loss) income to net cash (used in) from operating activities	17,961	(416)	(4,181)	—	13,364
Net cash (used in) from operating activities	(23,516)	1,421	(1,686)	—	(23,781)
Investing activities:
Capital expenditures	(4,130)	(848)	(709)	—	(5,687)
Proceeds from sale of property, plant and equipment	8	—	69	—	77
Net advances to subsidiaries	392	—	—	(392)	—
Net cash from (used in) investing activities	(3,730)	(848)	(640)	(392)	(5,610)
Financing activities:
Proceeds from long-term debt including credit facilities	49,954	—	—	—	49,954
Repayments of long-term debt including credit facilities	(21,130)	—	—	—	(21,130)
Net intercompany (repayments) borrowings	—	58	(450)	392	—
Other financing	(1,396)	—	(115)	—	(1,511)
Net cash from (used in) financing activities	27,428	58	(565)	392	27,313
Effect of exchange rate changes on cash and cash equivalents	—	(261)	(97)	—	(358)
Net change in cash and cash equivalents	182	370	(2,988)	—	(2,436)
Cash and cash equivalents—beginning of year	2,897	3,660	4,547	—	11,104
Cash and cash equivalents—end of year	$3,079	$4,030	$1,559	$—	$8,668